Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2010
Prospectus

Effective June 30, 2010, the following information replaces the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 13.

Jean Park (portfolio manager) has managed the fund since June 2010.

Effective June 30, 2010, the following information replaces the biographical information for Peter Dixon found in the "Fund Management" section on page 30.

Peter Dixon is portfolio manager of Retailing Portfolio, which he has managed since April 2010. Prior to joining Fidelity Investments in 2006 as a research analyst, Mr. Dixon received his MBA from the Kellogg School of Management at Northwestern University.

Effective June 30, 2010, the following information supplements the biographical information found in the "Fund Management" section on page 30.

Jean Park is portfolio manager of Leisure Portfolio, which she has managed since June 2010. Prior to joining Fidelity Investments in 2006 as a research analyst, Ms. Park was an analyst and associate in the high-yield bond group of Goldman Sachs Asset Management.

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Supplement to the

Fidelity® Select Portfolios®

Air Transportation Portfolio (FSAIX), Automotive Portfolio (FSAVX), Banking Portfolio (FSRBX), Biotechnology Portfolio (FBIOX), Brokerage and Investment Management Portfolio (FSLBX), Chemicals Portfolio (FSCHX), Communications Equipment Portfolio (FSDCX), Computers Portfolio (FDCPX), Construction and Housing Portfolio (FSHOX), Consumer Discretionary Portfolio (FSCPX), Consumer Staples Portfolio (FDFAX), Defense and Aerospace Portfolio (FSDAX), Electronics Portfolio (FSELX), Energy Portfolio (FSENX), Energy Service Portfolio (FSESX), Environmental Portfolio (FSLEX), Financial Services Portfolio (FIDSX), Gold Portfolio (FSAGX), Health Care Portfolio (FSPHX), Home Finance Portfolio (FSVLX), Industrial Equipment Portfolio (FSCGX), Industrials Portfolio (FCYIX), Insurance Portfolio (FSPCX), IT Services Portfolio (FBSOX), Leisure Portfolio (FDLSX), Materials Portfolio (FSDPX), Medical Delivery Portfolio (FSHCX), Medical Equipment and Systems Portfolio (FSMEX), Multimedia Portfolio (FBMPX), Natural Gas Portfolio (FSNGX), Natural Resources Portfolio (FNARX), Pharmaceuticals Portfolio (FPHAX), Retailing Portfolio (FSRPX), Software and Computer Services Portfolio (FSCSX), Technology Portfolio (FSPTX), Telecommunications Portfolio (FSTCX), Transportation Portfolio (FSRFX), Utilities Portfolio (FSUTX), and Wireless Portfolio (FWRLX)

Consumer Staples Portfolio is a Class of shares of Consumer Staples Portfolio; Gold Portfolio is a Class of shares of Gold Portfolio; Materials Portfolio is a Class of shares of Materials Portfolio; and Telecommunications Portfolio is a Class of shares of Telecommunications Portfolio

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Effective June 30, 2010, Jonathan Kasen will manage Energy Service Portfolio. Information with respect to Jonathan Kasen's holdings and other accounts managed will be updated when available.

Effective June 30, 2010, Jean Park will manage Leisure Portfolio. Information with respect to Jean Park's holdings and other accounts managed will be updated when available.

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